Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 382,104	$ 3,519,480	$ 13,158,072	$ 1,639,060
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(160,417)	(3,850,000)	(8,983,333)	(3,275,000)
Offering costs associated with issuance of warrants			0	425,516
Net gain from investments held in Trust Account	(706,033)	(9,248)	(5,327,398)	(32,984)
Change in operating assets:
Prepaid expenses	(77,226)	36,009	438,227	(437,688)
Accounts payable	476,656	153,551	297,228	66,516
Accounts payable - related party	30,000	71,954	80,000
Accrued expenses	54,916	0
Accrued expenses - related party			176,804
Net cash used in operating activities	0	(78,254)	(160,400)	(1,614,580)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(720,000)	0	0	(375,000,000)
Withdrawal from Trust Account upon redemption	334,239,331	0
Net cash used in investing activities	333,519,331	0	0	(375,000,000)
Cash Flows from Financing Activities:
Proceeds from Extension Note	720,000	0
Redemption of Ordinary shares	(334,239,331)	0
Proceeds from note payable to related party			0	6,604
Repayment of note payable to related party			0	(168,731)
Proceeds received from initial public offering, gross			0	375,000,000
Proceeds received from private placement			0	10,000,000
Offering costs paid			0	(8,062,302)
Net cash used in financing activities	(333,519,331)	0	0	376,775,571
Net change in cash	0	(78,254)	(160,400)	160,991
Cash - beginning of the period	591	160,991	160,991
Cash - end of the period	$ 591	$ 82,737	591	160,991
Supplemental disclosure of noncash activities:
Deferred underwriting commissions			0	13,125,000
Forfeiture of Class B ordinary shares			$ 0	$ 69